Debt, Cash and Cash Equivalents - Summary of Debt by Type Valuation of Redemption (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to hedge debt		€ (57)	€ (100)	€ (156)
Total debt		15,544	18,479	16,398
Cash and cash equivalents	[1]	(10,315)	(10,273)	(9,148)	€ (7,341)
Interest rate and currency derivatives used to hedge cash and cash equivalents				4
Debt, net of cash and cash equivalents		5,229	8,206	7,254
Value on Redemption [Member]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		15,015	17,480	15,475
Other bank borrowings		284	776	653
Finance lease obligations		31	53	67
Other borrowings		17	17	22
Bank credit balances		237	203	228
Interest rate and currency derivatives used to hedge debt		(7)	(10)	(35)
Total debt		15,577	18,519	16,410
Cash and cash equivalents		(10,315)	(10,273)	(9,148)
Interest rate and currency derivatives used to hedge cash and cash equivalents				4
Debt, net of cash and cash equivalents		5,262	8,246	7,266
Value on Redemption [Member] | Non-current Assets [Member]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Debt, net of cash and cash equivalents		14,302	16,756	13,012
Value on Redemption [Member] | Current Assets [Member]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents		(10,315)	(10,273)	(9,148)
Interest rate and currency derivatives used to hedge cash and cash equivalents				4
Debt, net of cash and cash equivalents		(9,040)	(8,510)	(5,746)
Value on Redemption [Member] | Non-current Liabilities [Member]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		14,195	16,657	12,484
Other bank borrowings		81	61	477
Finance lease obligations		20	34	49
Other borrowings		13	13	13
Interest rate and currency derivatives used to hedge debt		(7)	(9)	(11)
Total debt		14,302	16,756	13,012
Value on Redemption [Member] | Current Liabilities [Member]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		820	823	2,991
Other bank borrowings		203	715	176
Finance lease obligations		11	19	18
Other borrowings		4	4	9
Bank credit balances		237	203	228
Interest rate and currency derivatives used to hedge debt			(1)	(24)
Total debt		€ 1,275	€ 1,763	€ 3,398

[1]	For 2015 and 2016, cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated from the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.